Ameritas Variable Life Insurance Company Logo
Donald R. Stading
Secretary and General Counsel
(402) 467-7465 (Direct)                    5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                    P.O. Box 82550/ Lincoln, NE / 68501-2550
                                                                  (402) 467-1122

April 29, 2003

                                              Transmitted via EDGAR on 4/29/2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:  Ameritas Variable Life Insurance Company (Depositor)
     Ameritas Variable Life Insurance Company Separate Account VA-2 (Registrant) File No. 033-33844
     Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2003, for Ameritas Variable Life Insurance Company Separate Account VA-2 ("Separate Account"), File No. 033-33844, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Variable Life Insurance Company, on behalf of the Separate Account, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 19 to the Separate Account's registration statement for File No. 033-33844 on Form N-4 filed with the SEC April 23, 2003; and

       2. The text of Post-Effective Amendment No. 19 to the Separate Account's registration statement for File No. 033-33844 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7465.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Secretary and General Counsel